Tax Assets (Tables)	3 Months Ended
Mar. 31, 2026
Tax Assets [Abstract]
Schedule of Tax Assets
	March 31, 2026	December 31, 2025
Income tax and social contribution to offset (1)	1,263,934	1,533,487
Deferred tax assets	2,220,612	2,075,930
Total	3,484,546	3,609,417

(1)	Primarily relates to withholding income tax and social contribution on income from financial investments which can be used to settle other federal tax amounts due. For March 31, 2026, the amount of RS 24,163 refers to inflation indexation as “Other income” in the consolidated statements of profit or loss while such amount for December 31, 2025 was R$ 90,450.

Schedule of Deferred Tax Assets and Deferred Tax Liability	Deferred tax assets
	December 31, 2025	Realization		Additions		March 31, 2026
Temporary differences	1,369,967	(8,726)		172,509		1,533,750
Provisions for credit losses	1,011,633	-		112,688		1,124,321
Fair value adjustment - Financial assets measured at fair value through profit or loss	42,877	-		9,283		52,160
Others	315,457	(8,726	)(1)	50,538	(3)	357,269
Tax loss and social contribution negative basis	705,963	(19,102	)(2)	-		686,861
Total	2,075,930	(27,828)		172,509		2,220,612

(1)	The realization refers to the payment of the profit sharing programs.

(2)	The realization refers to Guiabolso Finanças e Correspondente Bancário and Picpay Pagamentos.

(3)	The amounts mainly represent temporary adjustments for the period, including adjustments related to profit sharing, long-term incentives, contingencies, among others.
deferred tax liability
	December 31, 2025	Realization	Additions	March 31, 2026
Fair value adjustment – future contract (DI and DDI)	37,791	(11,614)	26,627	52,804
Total	37,791	(11,614)	26,627	52,804